Financial Information of the Parent Company - Schedule of Statements of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (5,180,460)	$ (709,720)	¥ (8,682,450)	¥ (3,460,086)
Net cash (used in) provided by investing activities	4,772,029	653,765	(21,898,394)	(109,865,693)
Net cash provided by (used in) financing activities			(7,797,900)	140,000,402
Effect of exchange rate changes on cash	84,128	11,526	4,388,627	1,290,142
Net increase (decrease) in cash	(324,303)	(44,429)	(33,990,117)	27,964,765
Cash at beginning of the year	324,303	44,429	34,314,420	6,349,655
Cash at end of the year			¥ 324,303	¥ 34,314,420